Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Information
Supplemental Cash Flow Information

19. Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Six Months Ended June 30,
	2020	2019
Cash paid for interest	$5,366	$5,271

Significant non-cash financing and investing activities:
Exchange of Seller’s 1.5 Lien Notes for HYMC common stock	160,254	—
Exchange of Seller’s 1.25 Lien Notes for Subordinated Notes	80,000	—
Exchange of Seller’s 1.25 Lien Notes for HYMC common stock	48,459	—
Allocate and write-off of Seller’s debt issuance costs	8,202	—
Plant, equipment, and mine development additions included in accounts payable	3,038	2,592

In addition to the supplemental cash flow information shown above, Note - 3. Recapitalization Transaction and Note 9 - Debt, Net provide additional details on non-cash transactions that were part of the Recapitalization Transaction, as well as information on non-cash interest charges.

17.  Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2019	2018
Cash paid for interest	$10,239	$9,409
Significant non-cash financing and investing activities:
Increase in Second Lien convertible notes from in-kind interest	$28,537	$24,869
Increase in 1.5 Lien Notes from in-kind interest	$18,780	$14,023
Increase in 1.25 Lien Notes from in-kind interest	$5,212	$—
Increase in the Promissory Note from in-kind interest	$785	$117
Accrual of deferred future financing costs	$1,029	$1,025
Plant and equipment additions	$2,458	$—